Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts	Value
Common Stocks – 95.6%
Aerospace & Defense – 0.8%
Standardaero Inc*	499,612	$12,904,978
Airlines – 1.6%
Ryanair Holdings PLC	369,653	10,471,030
Ryanair Holdings PLC (ADR)	283,903	16,409,593
		26,880,623
Biotechnology – 4.5%
Argenx SE (ADR)*	25,352	18,513,298
Ascendis Pharma A/S (ADR)*	37,543	8,587,211
Bridgebio Pharma Inc*	158,733	11,787,513
Madrigal Pharmaceuticals Inc*	19,306	10,106,112
Praxis Precision Medicines Inc*	23,927	7,709,040
Revolution Medicines Inc*	81,697	7,945,033
Vaxcyte Inc*	188,885	10,976,107
		75,624,314
Capital Markets – 4.2%
Cboe Global Markets Inc	53,861	15,138,711
Charles Schwab Corp	106,725	10,030,016
LPL Financial Holdings Inc	152,307	45,818,515
		70,987,242
Chemicals – 1.9%
Corteva Inc	391,830	32,800,089
Commercial Services & Supplies – 6.2%
Cimpress PLC*	183,357	13,385,061
Clean Harbors Inc*	115,965	33,250,645
RB Global Inc	224,884	21,555,131
Rentokil Initial PLC	1,386,219	8,617,690
Rentokil Initial PLC (ADR)#	550,692	17,335,784
Veralto Corp	126,319	11,169,126
		105,313,437
Construction & Engineering – 2.6%
APi Group Corp*	1,070,194	43,364,261
Diversified Financial Services – 2.3%
Jack Henry & Associates Inc	39,855	6,298,684
WEX Inc*	210,354	32,192,576
		38,491,260
Electric Utilities – 2.6%
Alliant Energy Corp	611,605	43,888,775
Electrical Equipment – 1.3%
Sensata Technologies Holding PLC	632,045	22,260,625
Electronic Equipment, Instruments & Components – 8.1%
CDW Corp/DE	113,629	13,751,382
Flex Ltd*	999,085	65,400,104
TE Connectivity PLC	72,319	15,116,117
Teledyne Technologies Inc*	72,643	43,949,742
		138,217,345
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One - Series A*	57,056	4,454,932
Liberty Media Corp-Liberty Formula One - Series C*	381,299	32,418,041
		36,872,973
Food & Staples Retailing – 0.5%
Dollar Tree Inc*	75,447	8,262,201
Health Care Equipment & Supplies – 8.2%
Boston Scientific Corp*	458,583	28,776,083
Cooper Cos Inc/The*	144,261	10,314,662
Glaukos Corp*	49,277	5,305,162
Globus Medical Inc*	182,770	15,747,463
ICU Medical Inc*	108,784	14,049,454
Lantheus Holdings Inc*	93,699	7,107,069
Medline Inc - Class A*	247,734	11,024,163
STERIS PLC	82,790	18,307,353
Teleflex Inc	236,427	28,279,033
		138,910,442
Hotels, Restaurants & Leisure – 4.4%
Aramark	810,738	32,867,318

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
DoorDash Inc - Class A*	230,377	$34,591,107
Entain PLC	940,868	7,103,580
		74,562,005
Insurance – 2.1%
Intact Financial Corp	69,875	12,663,808
Willis Towers Watson PLC	52,288	15,200,121
WR Berkley Corp	130,421	8,644,304
		36,508,233
Interactive Media & Services – 0.3%
Ziff Davis Inc*	130,866	5,491,137
Life Sciences Tools & Services – 4.8%
Illumina Inc*	103,698	12,781,815
PerkinElmer Inc	460,187	40,316,983
Waters Corp*	94,236	28,063,481
		81,162,279
Machinery – 1.8%
Ingersoll Rand Inc	391,931	31,401,512
Multi-Utilities – 3.3%
Ameren Corp	272,311	29,932,425
DTE Energy Co	180,886	26,449,151
		56,381,576
Oil, Gas & Consumable Fuels – 1.3%
ONEOK Inc	246,884	22,315,845
Professional Services – 3.5%
Broadridge Financial Solutions Inc	110,265	17,915,857
SS&C Technologies Holdings Inc	285,054	19,261,099
TransUnion	168,150	11,634,298
UL Solutions Inc - Class A	117,169	10,042,555
		58,853,809
Real Estate Management & Development – 1.8%
CoStar Group Inc*	455,734	18,384,309
FirstService Corp	83,987	11,669,154
		30,053,463
Road & Rail – 5.3%
Canadian Pacific Kansas City Ltd#	311,770	24,523,828
JB Hunt Transport Services Inc	232,168	49,196,399
TFI International Inc	156,025	16,948,996
		90,669,223
Semiconductor & Semiconductor Equipment – 5.5%
KLA Corp	15,996	23,552,670
NXP Semiconductors NV	154,166	30,349,119
ON Semiconductor Corp*	625,958	38,759,320
		92,661,109
Software – 6.4%
AppLovin Corp - Class A*	26,173	10,416,854
Constellation Software Inc/Canada	19,426	34,106,045
Descartes Systems Group Inc/The*	112,636	8,060,232
Dynatrace Inc*	212,551	7,860,136
PTC Inc*	208,874	29,762,456
Topicus.com Inc*	82,501	5,453,406
Workday Inc - Class A*	96,971	12,598,472
		108,257,601
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Lamar Advertising Co	69,954	8,860,374
Specialty Retail – 2.4%
Burlington Stores Inc*	46,752	15,212,166
CarMax Inc*	276,016	11,476,745
Wayfair Inc - Class A*	183,245	13,781,857
		40,470,768
Textiles, Apparel & Luxury Goods – 1.5%
Gildan Activewear Inc	463,293	25,782,255
Trading Companies & Distributors – 3.7%
Ferguson Enterprises Inc	267,827	62,473,326
Total Common Stocks (cost $1,175,881,242)		1,620,683,080
Investment Companies – 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $70,072,484)	70,059,950	70,059,950

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	6,301,576	$6,301,576
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$1,575,394	1,575,394
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,876,970)		7,876,970
Total Investments (total cost $1,253,830,696) – 100.2%		1,698,620,000
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(3,041,712)
Net Assets – 100%		$1,695,578,288

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,435,702,842	84.5%
Canada	160,762,855	9.5
Ireland	41,996,740	2.5
United Kingdom	33,057,054	1.9
Belgium	18,513,298	1.1
Denmark	8,587,211	0.5
Total	$1,698,620,000	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$52,229,391	$85,691,037	$(67,837,293)	$(5,429)	$(17,756)	$70,059,950	70,059,950	$590,590
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	11,972,736	55,673,299	(61,344,459)	-	-	6,301,576	6,301,576	3,491 ∆
Total Affiliated Investments - 4.5%
	$64,202,127	$141,364,336	$(129,181,752)	$(5,429)	$(17,756)	$76,361,526	76,361,526	$594,081

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	5/27/26	(42,000)	$30,824	$554
Euro	5/27/26	5,079,000	(6,022,374)	(137,249)
				(136,695)
Barclays Capital, Inc:
Canadian Dollar	5/27/26	(10,180,789)	7,470,189	132,620
Euro	5/27/26	(9,839,000)	11,664,987	264,369
				396,989
BNP Paribas:
Canadian Dollar	5/27/26	(3,026,000)	2,220,999	40,079
Euro	5/27/26	(1,812,000)	2,148,543	48,947
				89,026
Citibank, National Association:
Canadian Dollar	5/27/26	3,393,000	(2,492,632)	(47,205)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	5/27/26	(47,777)	$35,054	$620
Euro	5/27/26	(4,456,087)	5,282,519	119,175
				72,590
Goldman Sachs & Co LLC:
Canadian Dollar	5/27/26	13,699,000	(10,052,090)	(178,852)
Euro	5/27/26	(2,136,000)	2,532,645	57,625
				(121,227)
HSBC Securities (USA), Inc:
Canadian Dollar	5/27/26	(7,299,536)	5,355,481	94,509
Euro	5/27/26	1,722,219	(2,041,919)	(46,355)
Euro	5/27/26	989,000	(1,140,923)	5,048
				53,202
JPMorgan Chase Bank, National Association:
Canadian Dollar	5/27/26	(21,016,000)	15,421,477	274,679
Euro	5/27/26	872,000	(1,004,230)	6,171
Euro	5/27/26	(8,315,129)	9,841,354	206,472
				487,322
Morgan Stanley & Co International PLC:
Canadian Dollar	5/27/26	(4,226,463)	3,100,846	54,721
Euro	5/27/26	(534,000)	633,031	14,276
				68,997
State Street Bank and Trust Company:
Canadian Dollar	5/27/26	9,002,000	(6,587,004)	(99,020)
Canadian Dollar	5/27/26	2,042,000	(1,469,388)	2,337
Canadian Dollar	5/27/26	(241,500)	177,205	3,150
Euro	5/27/26	716,000	(830,165)	(524)
Euro	5/27/26	(9,284,000)	11,006,925	249,395
				155,338
UBS:
Canadian Dollar	5/27/26	(659,000)	482,305	7,346
Euro	5/27/26	810,000	(942,080)	(3,519)
				3,827
Total				$1,069,369

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$57,177,887
Average amounts sold - in USD	118,038,475
Total return swaps:
Average notional amount	1,039,820

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$16,409,593	$10,471,030	$-
Commercial Services & Supplies	96,695,747	8,617,690	-
Hotels, Restaurants & Leisure	67,458,425	7,103,580	-
Insurance	23,844,425	12,663,808	-
Software	68,698,150	39,559,451	-
All Other	1,269,161,181	-	-
Investment Companies	-	70,059,950	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,876,970	-
Total Investments in Securities	$1,542,267,521	$156,352,479	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,582,093	-
Total Assets	$1,542,267,521	$157,934,572	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$512,724	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-25-70302 05-26